Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		6 Months Ended
	Aug. 03, 2020	Jul. 07, 2020	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Sep. 20, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number of shares issued as direct offering					3,478,261	4,988
Gross proceeds from Issuance of common shares and warrants								$ 314	$ 4,500	$ 314
Warrants Issued			945,000	28,144	2,608,696
Warrants exercise price			$ 4.70	$ 1.07	$ 1.20	$ 1.65
Stockholders equity							$ 931	$ (3,028)	$ 931	$ (3,028)	$ 1,687	$ (2,463)	$ (3,560)	$ 1,907
Placement Agent [Member]
Statement Line Items [Line Items]
Warrants Issued					243,478
Warrants exercise price					$ 1.62
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering						3,325,000
Gross proceeds from Issuance of common shares and warrants						$ 4,988
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering		26,666,666
Share price		$ 0.45
Gross proceeds from Issuance of common shares and warrants		$ 12,000
Placement agent fees and other offering expenses		1,500
Accrued stock issuance cost		480
Stockholders equity		$ 2,500
Non-adjusting events after reporting period [Member] | Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering	12,427,876
Share price	$ 0.56325
Gross proceeds from Issuance of common shares and warrants	$ 7,000
Non-adjusting events after reporting period [Member] | Warrant [Member]
Statement Line Items [Line Items]
Warrants Issued		26,666,666
Warrants exercise price		$ 0.45
Warrants expiry date		Jul. 07, 2025
Non-adjusting events after reporting period [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Warrants Issued		1,866,667
Warrants exercise price		$ 0.5625
Warrants expiry date		Jul. 01, 2025
Non-adjusting events after reporting period [Member] | Unregistered Warrants [Member] | Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Warrants Issued	9,320,907
Warrants exercise price	$ 0.47
Non-adjusting events after reporting period [Member] | Unregistered Warrants [Member] | Securities Purchase Agreement [Member] | Placement Agent [Member]
Statement Line Items [Line Items]
Warrants Issued	869,952
Warrants exercise price	$ 0.7040625
Warrants expiry date	Aug. 03, 2025